Intangible Assets (Details 2) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets
June 30, 2025	$ 76,758	$ 76,758
June 30, 2026	76,758	76,758
June 30, 2027	9,595	76,758
June 30, 2028		9,596
Finite-Lived Intangible Assets, Net	$ 182,300	$ 239,871	$ 6,924,982